ALLOWANCE FOR IMPAIRMENT LOSSES (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Financial assets impaired [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
Allowance account for credit losses of financial assets		£ 1,767
Financial assets impaired [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
Allowance account for credit losses of financial assets		846
Drawn balance [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
Change in expected credit loss	£ (461)
Allowance account for credit losses of financial assets	3,023	3,224
Drawn balance [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
Change in expected credit loss	(212)
Allowance account for credit losses of financial assets	1,580	1,628
Undrawn balances [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
Change in expected credit loss	(8)
Allowance account for credit losses of financial assets	190	273
Undrawn balances [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
Change in expected credit loss	(4)
Allowance account for credit losses of financial assets	£ 76	124
Expected credit losses collectively assessed [member] | The Group [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
Allowance account for credit losses of financial assets		1,201
Expected credit losses collectively assessed [member] | The Bank [member]
ALLOWANCE FOR IMPAIRMENT LOSSES (Details) [Line Items]
Allowance account for credit losses of financial assets		£ 556